Annual Total Returns- Alger Emerging Markets Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Emerging Markets Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(23.71%)	20.11%	4.31%	(4.98%)	(7.62%)	2.42%	38.70%	(21.85%)	21.89%	37.07%